Postretirement Benefit Plans - Classification of Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Level I [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 29	$ 36
Level I [Member] | Equity securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	1	3
Level I [Member] | Debt securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	15	20
Level I [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	13	13
Level II [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	124	110
Level II [Member] | Equity securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	51	38
Level II [Member] | Debt securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	66	68
Level II [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	7	4
Level III [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	4	3
Level III [Member] | Equity securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Level III [Member] | Debt securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Level III [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 4	$ 3